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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended April 30, 2007. This one series has a July 31 fiscal year end.
Date of reporting period:	April 30, 2007

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 10.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	12,982	$431,781
Johnson Controls, Inc.	14,151	1,448,072

		1,879,853

Automobiles 0.4%
Ford Motor Co. ρ	136,299	1,095,844
General Motors Corp. ρ	40,735	1,272,154
Harley-Davidson, Inc.	18,549	1,174,523

		3,542,521

Distributors 0.1%
Genuine Parts Co.	12,279	606,706

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	10,079	476,737
H&R Block, Inc.	23,212	524,823

		1,001,560

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	31,862	1,557,733
Darden Restaurants, Inc.	10,456	433,715
Harrah’s Entertainment, Inc.	13,424	1,145,067
Hilton Hotels Corp.	28,012	952,408
International Game Technology	24,362	929,167
Marriott International, Inc., Class A	23,749	1,073,692
McDonald’s Corp.	86,673	4,184,572
Starbucks Corp. *	54,083	1,677,655
Starwood Hotels & Resorts Worldwide, Inc.	15,473	1,037,001
Wendy’s International, Inc.	6,246	235,474
Wyndham Worldwide Corp. *	13,604	470,698
Yum! Brands, Inc.	18,986	1,174,474

		14,871,656

Household Durables 0.6%
Black & Decker Corp.	4,724	428,561
Centex Corp.	8,602	385,112
D.R. Horton, Inc.	19,663	436,125
Fortune Brands, Inc.	10,980	879,498
Harman International Industries, Inc.	4,717	574,955
KB Home	5,535	244,149
Leggett & Platt, Inc.	12,775	300,468
Lennar Corp., Class A	9,933	424,238
Newell Rubbermaid, Inc.	19,992	613,155
Pulte Homes, Inc.	15,303	411,651
Snap-On, Inc.	4,242	231,189
Stanley Works	5,964	347,582
Whirlpool Corp.	5,668	600,978

		5,877,661

Internet & Catalog Retail 0.2%
Amazon.com, Inc. * ρ	22,399	1,373,730
IAC/InterActiveCorp.	15,639	596,159

		1,969,889

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,534	214,054
Eastman Kodak Co.	20,706	515,786
Hasbro, Inc.	11,585	366,202
Mattel, Inc.	28,316	801,343

		1,897,385

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.4%
CBS Corp., Class B	53,153	$1,688,671
Clear Channel Communications, Inc.	35,735	1,266,091
Comcast Corp., Class A *	223,985	5,971,440
DIRECTV Group, Inc. *	55,789	1,330,010
Dow Jones & Co., Inc.	4,705	170,933
E.W. Scripps Co., Class A	6,011	260,276
Gannett Co., Inc.	16,912	964,999
Interpublic Group of Cos. *	33,756	428,026
McGraw-Hill Cos.	25,562	1,675,078
Meredith Corp.	2,803	162,350
New York Times Co., Class A ρ	10,365	242,541
News Corp., Class A	168,973	3,783,305
Omnicom Group, Inc.	12,034	1,260,080
Time Warner, Inc.	274,794	5,669,000
Tribune Co.	12,801	419,873
Viacom, Inc., Class B *	49,849	2,056,271
Walt Disney Co.	147,526	5,160,460

		32,509,404

Multi-line Retail 1.2%
Big Lots, Inc. *	7,886	253,929
Dillard’s, Inc., Class A	4,384	151,818
Dollar General Corp.	22,472	479,777
Family Dollar Stores, Inc.	10,921	347,725
Federated Department Stores, Inc.	33,101	1,453,796
J.C. Penney Co., Inc.	16,203	1,281,495
Kohl’s Corp. *	23,552	1,743,790
Nordstrom, Inc.	16,475	904,807
Sears Holdings Corp. *	5,985	1,142,596
Target Corp.	61,856	3,672,391

		11,432,124

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	6,355	518,949
AutoNation, Inc. *	10,841	221,590
AutoZone, Inc. *	3,578	476,017
Bed, Bath & Beyond, Inc. *	20,409	831,463
Best Buy Co., Inc.	29,155	1,360,081
Circuit City Stores, Inc.	10,251	178,880
Gap, Inc.	37,947	681,149
Home Depot, Inc.	146,982	5,566,208
Limited Brands, Inc.	24,633	679,132
Lowe’s Cos.	109,670	3,351,515
Office Depot, Inc. *	19,912	669,441
OfficeMax, Inc.	5,400	265,788
RadioShack Corp.	9,809	285,148
Sherwin-Williams Co.	8,037	512,519
Staples, Inc.	51,637	1,280,598
Tiffany & Co.	9,748	464,882
TJX Companies, Inc.	32,776	914,123

		18,257,483

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	26,659	1,301,759
Jones Apparel Group, Inc.	7,813	260,876
Liz Claiborne, Inc.	7,450	333,164

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
Nike, Inc., Class B	27,222	$1,466,177
Polo Ralph Lauren Corp., Class A	4,413	406,481
VF Corp.	6,485	569,448

		4,337,905

CONSUMER STAPLES 9.5%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	54,942	2,702,597
Brown-Forman Corp., Class B	5,676	362,867
Coca-Cola Co.	145,068	7,571,099
Coca-Cola Enterprises, Inc.	20,044	439,765
Constellation Brands, Inc., Class A *	15,192	340,453
Molson Coors Brewing Co., Class B	3,380	318,666
Pepsi Bottling Group, Inc.	9,468	310,645
PepsiCo, Inc.	117,950	7,795,316

		19,841,408

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	32,575	1,745,043
CVS/Caremark Corp.	110,927	4,019,995
Kroger Co.	50,987	1,504,626
Safeway, Inc.	31,724	1,151,581
SUPERVALU, Inc.	14,966	686,939
Sysco Corp.	44,435	1,454,802
Wal-Mart Stores, Inc.	177,104	8,486,824
Walgreen Co.	72,079	3,164,268
Whole Foods Market, Inc.	10,124	473,702

		22,687,780

Food Products 1.5%
Archer Daniels Midland Co.	47,009	1,819,248
Campbell Soup Co.	15,729	615,004
ConAgra Foods, Inc.	36,382	894,270
Dean Foods Co.	9,287	338,325
General Mills, Inc.	24,857	1,488,934
H.J. Heinz Co.	23,395	1,102,138
Hershey Co.	12,464	685,021
Kellogg Co.	18,057	955,396
Kraft Foods, Inc., Class A	118,101	3,952,841
McCormick & Co., Inc.	9,376	348,037
Sara Lee Corp.	52,824	866,842
Tyson Foods, Inc., Class A	18,168	380,801
Wm. Wrigley Jr. Co.	15,711	925,064

		14,371,921

Household Products 2.1%
Clorox Co.	10,893	730,703
Colgate-Palmolive Co.	36,976	2,504,754
Kimberly-Clark Corp.	32,873	2,339,571
Procter & Gamble Co.	227,248	14,614,319

		20,189,347

Personal Products 0.2%
Avon Products, Inc.	31,766	1,264,287
Estee Lauder Companies, Inc., Class A	8,374	430,591

		1,694,878

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.2%
Altria Group, Inc.	151,139	$10,416,500
Reynolds American, Inc. ρ	12,349	793,547
UST, Inc.	11,568	655,674

		11,865,721

ENERGY 10.1%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	23,063	1,854,035
BJ Services Co.	21,118	605,242
ENSCO International, Inc.	10,867	612,681
Halliburton Co.	65,818	2,091,038
Nabors Industries, Ltd. *	20,056	644,199
National Oilwell Varco, Inc. *	12,661	1,074,286
Noble Corp.	9,687	815,742
Rowan Companies, Inc.	7,958	291,581
Schlumberger, Ltd.	84,878	6,266,543
Smith International, Inc.	14,359	752,986
Transocean, Inc. *	21,099	1,818,734
Weatherford International, Ltd. *	24,354	1,278,341

		18,105,408

Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	33,352	1,556,204
Apache Corp.	23,835	1,728,037
Chesapeake Energy Corp.	29,489	995,254
Chevron Corp.	155,401	12,088,644
ConocoPhillips	118,406	8,211,456
Consol Energy, Inc.	13,145	550,381
Devon Energy Corp.	32,010	2,332,569
El Paso Corp.	50,293	754,395
EOG Resources, Inc.	17,572	1,290,488
Exxon Mobil Corp.	410,033	32,548,420
Hess Corp.	19,458	1,104,241
Kinder Morgan, Inc.	7,731	823,815
Marathon Oil Corp.	24,909	2,529,509
Murphy Oil Corp.	13,513	749,161
Occidental Petroleum Corp.	60,359	3,060,201
Peabody Energy Corp.	19,062	914,595
Spectra Energy Corp.	45,218	1,180,190
Sunoco, Inc.	8,739	660,057
Valero Energy Corp.	43,508	3,055,567
Williams Cos.	43,057	1,270,181
XTO Energy, Inc.	26,500	1,438,155

		78,841,520

FINANCIALS 21.4%
Capital Markets 3.1%
Ameriprise Financial, Inc.	17,227	1,024,490
Bank of New York Co.	54,444	2,203,893
Bear Stearns Cos.	8,626	1,343,068
Charles Schwab Corp.	73,969	1,414,287
E*TRADE Financial Corp. *	30,764	679,269
Federated Investors, Inc., Class B	6,414	244,758
Franklin Resources, Inc.	12,057	1,583,205
Goldman Sachs Group, Inc.	29,626	6,476,540
Janus Capital Group, Inc.	13,664	341,873

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	9,471	$939,429
Lehman Brothers Holdings, Inc.	37,888	2,852,209
Mellon Financial Corp.	29,958	1,286,097
Merrill Lynch & Co., Inc.	63,689	5,746,658
Northern Trust Corp.	13,581	854,924
State Street Corp.	24,043	1,655,841
T. Rowe Price Group, Inc.	19,107	949,236

		29,595,777

Commercial Banks 4.6%
BB&T Corp.	39,033	1,624,554
Comerica, Inc.	11,354	702,926
Commerce Bancorp, Inc.	13,506	451,641
Compass Bancshares, Inc.	9,387	640,006
Fifth Third Bancorp	40,061	1,626,076
First Horizon National Corp. ρ	9,026	353,909
Huntington Bancshares, Inc.	16,961	376,195
KeyCorp	28,512	1,017,308
M&T Bank Corp.	5,533	616,044
Marshall & Ilsley Corp.	18,417	884,384
National City Corp.	42,670	1,559,589
PNC Financial Services Group, Inc.	24,930	1,847,313
Regions Financial Corp.	52,699	1,849,208
SunTrust Banks, Inc.	25,586	2,159,970
Synovus Financial Corp.	23,522	742,354
U.S. Bancorp	127,561	4,381,720
Wachovia Corp. °	137,250	7,622,865
Wells Fargo & Co.	243,325	15,173,897
Zions Bancorp	7,922	648,020

		44,277,979

Consumer Finance 0.9%
American Express Co.	85,871	5,209,794
Capital One Financial Corp.	29,571	2,195,942
SLM Corp.	29,562	1,591,322

		8,997,058

Diversified Financial Services 5.4%
Bank of America Corp.	322,092	16,394,483
Chicago Mercantile Exchange Holdings, Inc., Class A	2,510	1,297,042
CIT Group, Inc.	13,936	831,282
Citigroup, Inc.	353,073	18,931,774
JPMorgan Chase & Co.	250,147	13,032,659
Moody’s Corp.	16,848	1,113,990

		51,601,230

Insurance 4.8%
ACE, Ltd.	23,530	1,399,094
AFLAC, Inc.	35,424	1,818,668
Allstate Corp.	44,561	2,777,042
Ambac Financial Group, Inc.	7,372	676,750
American International Group, Inc.	187,364	13,098,617
AON Corp.	21,489	832,699
Assurant, Inc.	7,225	415,654
Chubb Corp.	29,426	1,584,002
Cincinnati Financial Corp.	12,447	563,102
Genworth Financial, Inc., Class A	31,745	1,158,375

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Hartford Financial Services Group, Inc.	23,062	$2,333,874
Lincoln National Corp.	19,936	1,418,446
Loews Corp.	32,486	1,537,238
Marsh & McLennan Cos.	39,810	1,264,366
MBIA, Inc.	9,704	675,010
MetLife, Inc. ρ	54,206	3,561,334
Principal Financial Group, Inc.	19,292	1,224,849
Progressive Corp.	53,617	1,236,944
Prudential Financial, Inc.	33,777	3,208,815
SAFECO Corp.	7,603	507,424
Torchmark Corp.	7,057	481,993
Travelers Companies, Inc.	48,656	2,632,290
UnumProvident Corp.	24,678	613,989
XL Capital, Ltd., Class A	13,039	1,016,781

		46,037,356

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	7,027	388,593
Archstone-Smith Trust	15,872	827,090
AvalonBay Communities, Inc.	5,714	698,594
Boston Properties, Inc.	8,566	1,007,019
Developers Diversified Realty Corp.	9,131	594,428
Equity Residential	21,175	983,155
Host Hotels & Resorts, Inc.	37,507	961,679
Kimco Realty Corp.	16,280	782,580
ProLogis	18,454	1,195,819
Public Storage, Inc.	8,835	824,482
Simon Property Group, Inc.	15,959	1,839,754
Vornado Realty Trust	9,390	1,113,936

		11,217,129

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	13,453	455,384

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	42,478	1,575,084
Fannie Mae	69,707	4,107,136
Freddie Mac	49,909	3,233,105
Hudson City Bancorp, Inc.	35,643	474,765
MGIC Investment Corp.	5,980	368,428
Sovereign Bancorp, Inc.	26,007	631,190
Washington Mutual, Inc.	64,027	2,687,854

		13,077,562

HEALTH CARE 12.2%
Biotechnology 1.4%
Amgen, Inc. *	84,079	5,392,827
Biogen Idec, Inc. *	24,662	1,164,293
Celgene Corp. *	27,191	1,663,001
Genzyme Corp. *	18,974	1,239,192
Gilead Sciences, Inc. *	33,465	2,734,760
MedImmune, Inc. *	17,122	970,475

		13,164,548

Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	3,913	230,202
Baxter International, Inc.	46,799	2,650,227
Becton, Dickinson & Co.	17,615	1,386,124

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Biomet, Inc.	17,639	$762,005
Boston Scientific Corp. *	85,290	1,316,878
C.R. Bard, Inc.	7,437	618,238
Hospira, Inc. *	11,232	455,458
Medtronic, Inc.	82,935	4,389,749
St. Jude Medical, Inc. *	24,792	1,060,850
Stryker Corp.	21,474	1,394,521
Varian Medical Systems, Inc. *	9,251	390,485
Zimmer Holdings, Inc. *	17,080	1,545,398

		16,200,135

Health Care Providers & Services 2.3%
Aetna, Inc.	37,191	1,743,514
AmerisourceBergen Corp.	13,645	682,114
Cardinal Health, Inc.	28,829	2,016,589
CIGNA Corp.	7,020	1,092,242
Coventry Health Care, Inc. *	11,485	664,178
Express Scripts, Inc. *	9,768	933,332
Humana, Inc. *	12,007	759,323
Laboratory Corporation of America Holdings *	8,815	695,856
Manor Care, Inc.	5,248	340,543
McKesson Corp.	21,274	1,251,549
Medco Health Solutions, Inc. *	20,745	1,618,525
Patterson Companies, Inc. *	10,020	361,321
Quest Diagnostics, Inc.	11,434	559,008
Tenet Healthcare Corp. *	33,965	252,020
UnitedHealth Group, Inc.	97,537	5,175,313
WellPoint, Inc. *	44,106	3,483,051

		21,628,478

Health Care Technology 0.0%
IMS Health, Inc.	14,054	412,204

Life Sciences Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	13,219	412,961
Millipore Corp. *	3,884	286,756
PerkinElmer, Inc.	8,774	212,331
Thermo Fisher Scientific, Inc. *	30,250	1,574,815
Waters Corp. *	7,312	434,552

		2,921,415

Pharmaceuticals 6.5%
Abbott Laboratories	111,131	6,292,237
Allergan, Inc.	11,073	1,342,048
Barr Pharmaceuticals, Inc. *	7,681	371,453
Bristol-Myers Squibb Co.	145,441	4,197,427
Eli Lilly & Co.	71,055	4,201,482
Forest Laboratories, Inc. *	22,892	1,218,083
Johnson & Johnson	208,429	13,385,310
King Pharmaceuticals, Inc. *	17,515	358,182
Merck & Co., Inc.	156,028	8,026,080
Mylan Laboratories, Inc.	17,627	386,560
Pfizer, Inc.	510,393	13,504,999
Schering-Plough Corp.	107,146	3,399,743
Watson Pharmaceuticals, Inc. *	7,382	201,529
Wyeth	96,950	5,380,725

		62,265,858

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.9%
Aerospace & Defense 2.5%
Boeing Co.	56,842	$5,286,306
General Dynamics Corp.	29,220	2,293,770
Goodrich Corp.	9,029	513,208
Honeywell International, Inc.	57,610	3,121,310
L-3 Communications Holdings, Inc.	8,968	806,492
Lockheed Martin Corp.	25,558	2,457,146
Northrop Grumman Corp.	25,226	1,857,643
Raytheon Co.	32,134	1,720,454
Rockwell Collins Corp.	12,116	795,658
United Technologies Corp.	71,716	4,814,295

		23,666,282

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	12,466	666,432
FedEx Corp.	22,118	2,332,122
United Parcel Service, Inc., Class B	76,805	5,409,376

		8,407,930

Airlines 0.1%
Southwest Airlines Co.	56,782	814,822

Building Products 0.1%
American Standard Companies, Inc.	12,582	692,765
Masco Corp.	28,203	767,404

		1,460,169

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	18,365	245,540
Avery Dennison Corp.	6,599	410,458
Cintas Corp.	9,777	366,344
Equifax, Inc.	8,992	357,881
Monster Worldwide, Inc. *	9,253	389,089
Pitney Bowes, Inc.	15,866	761,568
R.R. Donnelley & Sons Co.	15,729	632,306
Robert Half International, Inc.	12,097	402,830
Waste Management, Inc.	38,392	1,436,245

		5,002,261

Construction & Engineering 0.1%
Fluor Corp.	6,333	605,562

Electrical Equipment 0.4%
Cooper Industries, Inc., Class A	13,143	653,996
Emerson Electric Co.	57,463	2,700,186
Rockwell Automation, Inc.	11,931	710,372

		4,064,554

Industrial Conglomerates 3.9%
3M Co.	52,854	4,374,725
General Electric Co.	740,581	27,297,816
Textron, Inc.	9,023	917,368
Tyco International, Ltd.	142,398	4,646,447

		37,236,356

Machinery 1.6%
Caterpillar, Inc.	46,510	3,377,556
Cummins, Inc.	7,504	691,569
Danaher Corp.	17,141	1,220,268
Deere & Co.	16,338	1,787,377
Dover Corp.	14,743	709,433

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Eaton Corp.	10,529	$939,292
Illinois Tool Works, Inc.	29,782	1,528,115
Ingersoll-Rand Co., Ltd., Class A	22,168	989,801
ITT Corp.	13,093	835,464
Paccar, Inc.	17,880	1,501,562
Pall Corp.	8,859	371,635
Parker Hannifin Corp.	8,338	768,263
Terex Corp. *	7,389	575,234

		15,295,569

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	25,852	2,263,084
CSX Corp.	31,457	1,357,998
Norfolk Southern Corp.	28,591	1,522,185
Ryder System, Inc.	4,373	230,195
Union Pacific Corp. ρ	19,499	2,227,761

		7,601,223

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,157	426,071

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.6%
ADC Telecommunications, Inc. *	8,446	155,406
Avaya, Inc. *	32,649	421,825
Ciena Corp. *	6,130	178,751
Cisco Systems, Inc. *	434,997	11,631,820
Corning, Inc. *	113,048	2,681,498
JDS Uniphase Corp. *	15,210	250,661
Juniper Networks, Inc. *	40,996	916,671
Motorola, Inc. ρ	172,155	2,983,446
QUALCOMM, Inc.	119,301	5,225,384
Tellabs, Inc. *	31,495	334,477

		24,779,939

Computers & Peripherals 3.8%
Apple, Inc. *	62,071	6,194,686
Dell, Inc. *	163,599	4,124,331
EMC Corp. *	151,825	2,304,704
Hewlett-Packard Co.	192,755	8,122,696
International Business Machines Corp.	108,427	11,082,324
Lexmark International, Inc., Class A *	6,914	376,813
NCR Corp. *	12,891	649,706
Network Appliance, Inc. *	26,723	994,363
QLogic Corp. *	11,455	204,815
SanDisk Corp. *	16,374	711,450
Sun Microsystems, Inc. *	259,323	1,353,666

		36,119,554

Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc. *	29,071	999,170
Jabil Circuit, Inc.	13,301	309,914
Molex, Inc.	10,211	305,105
Sanmina-SCI Corp. *	38,174	131,700
Solectron Corp. *	65,108	218,112
Tektronix, Inc.	5,885	172,960

		2,136,961

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.3%
eBay, Inc. *	81,831	$2,777,344
Google, Inc., Class A *	15,676	7,389,353
VeriSign, Inc. *	17,655	482,864
Yahoo!, Inc. *	87,927	2,465,473

		13,115,034

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	7,124	426,799
Automatic Data Processing, Inc.	39,631	1,773,883
Cognizant Technology Solutions Corp., Class A *	10,276	918,674
Computer Sciences Corp. *	12,475	692,861
Convergys Corp. *	9,842	248,609
Electronic Data Systems Corp.	37,049	1,083,313
Fidelity National Information Services, Inc.	11,723	592,363
First Data Corp.	54,230	1,757,052
Fiserv, Inc. *	12,286	653,247
Paychex, Inc.	24,428	906,279
Unisys Corp. *	24,865	194,942
Western Union Co.	55,596	1,170,296

		10,418,318

Office Electronics 0.1%
Xerox Corp. *	68,344	1,264,364

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. * ρ	39,965	552,316
Altera Corp. *	25,678	578,782
Analog Devices, Inc.	24,034	928,193
Applied Materials, Inc.	100,601	1,933,551
Broadcom Corp., Class A *	33,960	1,105,398
Intel Corp.	415,334	8,929,681
KLA-Tencor Corp.	14,384	799,031
Linear Technology Corp. ρ	21,555	806,588
LSI Logic Corp. *	55,467	471,470
Maxim Integrated Products, Inc.	23,096	732,605
Micron Technology, Inc. *	54,360	623,509
National Semiconductor Corp.	20,426	537,204
Novellus Systems, Inc. *	9,056	293,143
NVIDIA Corp. *	25,606	842,181
PMC-Sierra, Inc. *	15,296	118,238
Teradyne, Inc. *	13,667	238,489
Texas Instruments, Inc.	103,954	3,572,899
Xilinx, Inc.	23,901	704,602

		23,767,880

Software 3.3%
Adobe Systems, Inc. *	42,380	1,761,313
Autodesk, Inc. *	16,687	688,672
BMC Software, Inc. *	14,689	475,483
CA, Inc.	29,624	807,550
Citrix Systems, Inc. *	13,006	423,996
Compuware Corp. *	23,352	230,484
Electronic Arts, Inc. *	22,329	1,125,605
Intuit, Inc. *	24,671	701,890
Microsoft Corp.	620,605	18,580,914
Novell, Inc. *	24,415	178,229
Oracle Corp. *	287,377	5,402,688
Symantec Corp. *	66,587	1,171,931

		31,548,755

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.1%
Chemicals 1.5%
Air Products & Chemicals, Inc.	15,588	$1,192,482
Ashland, Inc.	4,015	240,699
Dow Chemical Co.	69,078	3,081,570
E.I. DuPont de Nemours & Co.	66,555	3,272,509
Eastman Chemical Co.	6,024	407,825
Ecolab, Inc.	12,816	550,960
Hercules, Inc. *	8,384	157,954
International Flavors & Fragrances, Inc.	5,625	273,769
Monsanto Co.	39,143	2,309,046
PPG Industries, Inc.	11,809	868,906
Praxair, Inc.	23,073	1,489,362
Rohm & Haas Co.	10,251	524,544
Sigma-Aldrich Corp.	9,511	400,223

		14,769,849

Construction Materials 0.1%
Vulcan Materials Co.	6,843	846,274

Containers & Packaging 0.2%
Ball Corp.	7,424	376,323
Bemis Co., Inc.	7,533	250,246
Pactiv Corp. *	9,570	330,931
Sealed Air Corp.	11,620	382,298
Temple-Inland, Inc.	7,573	448,624

		1,788,422

Metals & Mining 0.9%
Alcoa, Inc.	62,623	2,222,490
Allegheny Technologies, Inc.	7,345	804,865
Freeport-McMoRan Copper & Gold, Inc.	26,995	1,812,984
Newmont Mining Corp.	32,477	1,354,291
NuCor Corp.	21,687	1,376,257
United States Steel Corp.	8,533	866,441

		8,437,328

Paper & Forest Products 0.4%
International Paper Co.	32,595	1,229,483
MeadWestvaco Corp.	13,141	438,384
Plum Creek Timber Co., Inc.	12,769	506,929
Weyerhaeuser Co.	15,211	1,205,016

		3,379,812

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	449,697	17,412,268
CenturyTel, Inc.	8,021	369,367
Citizens Communications Co.	24,396	379,846
Embarq Corp.	10,841	650,894
Qwest Communications International, Inc. * ρ	112,964	1,003,120
Verizon Communications, Inc.	209,568	8,001,306
Windstream Corp.	34,334	501,963

		28,318,764

Wireless Telecommunication Services 0.6%
Alltel Corp.	25,944	1,626,429
Sprint Nextel Corp.	209,036	4,186,991

		5,813,420

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.7%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	11,843	$633,127
American Electric Power Co., Inc.	28,568	1,434,685
Consolidated Edison, Inc.	18,555	951,129
Duke Energy Corp.	90,536	1,857,799
Edison International	23,465	1,228,393
Entergy Corp.	14,282	1,615,865
Exelon Corp.	48,264	3,639,588
FirstEnergy Corp.	22,989	1,573,367
FPL Group, Inc.	29,210	1,880,248
Pinnacle West Capital Corp.	7,203	347,833
PPL Corp.	27,734	1,209,480
Progress Energy, Inc.	18,517	936,034
Southern Co.	53,913	2,037,372

		19,344,920

Gas Utilities 0.1%
Nicor, Inc.	3,235	165,761
Questar Corp.	6,190	601,235

		766,996

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	47,834	1,051,870
Constellation Energy Group, Inc.	13,012	1,159,629
Dynegy, Inc., Class A *	28,972	272,627
TXU Corp.	33,074	2,168,993

		4,653,119

Multi-Utilities 1.1%
Ameren Corp.	14,879	782,189
CenterPoint Energy, Inc.	23,052	434,069
CMS Energy Corp.	16,079	297,783
Dominion Resources, Inc.	25,133	2,292,130
DTE Energy Co.	12,756	645,326
Integrys Energy Group, Inc.	5,413	303,669
KeySpan Corp.	12,646	523,671
NiSource, Inc.	19,723	484,988
PG&E Corp.	25,265	1,278,409
Public Service Enterprise Group, Inc.	18,204	1,573,736
Sempra Energy	18,935	1,201,994
TECO Energy, Inc.	15,094	270,937
Xcel Energy, Inc.	29,366	707,427

		10,796,328

Total Common Stocks (cost $461,692,079)		954,281,079

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.3%
MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.24% q	907,444	907,444

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 1.2%
Banc of America Securities, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	$1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $4,000,596	4,000,000	4,000,000

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Lehman Brothers Holdings, Inc., 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $4,000,594	$4,000,000	$4,000,000
Merrill Lynch & Co., Inc. 5.35%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000
Nomura Securities International, Inc., 5.36%, dated 04/30/2007, maturing 05/01/2007, maturity value $1,000,149	1,000,000	1,000,000

		12,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $12,907,444)		12,907,444

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	2,650,953	2,650,953

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill 4.88%, 12/07/2007 ƒ †	$500,000	494,361

Total Short-Term Investments (cost $3,145,314)		3,145,314

Total Investments (cost $477,744,837) 101.3%		970,333,837
Other Assets and Liabilities (1.3%)		(12,752,067)

Net Assets 100.0%		$957,581,770

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,261,793 at April 30, 2007. The Fund earned $214,009 of income from Wachovia Corporation for the period from August 1, 2006 to April 30, 2007.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 116 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $485,519,828. The gross unrealized appreciation and depreciation on securities based on tax cost was $514,288,143 and $29,474,134, respectively, with a net unrealized appreciation of $484,814,009.

At April 30, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2007	Gain
June 2007	10 S&P 500 Index	$3,502,883	$3,721,000	$218,117

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer
Date:

By:
Jeremy DePalma Principal Financial Officer
Date:

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Jeremy DePalma Principal Financial Officer Evergreen Select Equity Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Equity Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Dennis H. Ferro Principal Executive Officer Evergreen Select Equity Trust